Notes to Profit or Loss - Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings Before Income Taxes	€ (60,477,000)	€ (68,790,000)	€ (59,864,000)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	€ 16,132,000	€ 18,350,000	€ 15,969,000
Tax Effects Resulting from:
Share-based Payment	(363,000)	(290,000)	5,000
Non-Tax-Deductible Items	(126,000)	(134,000)	(135,000)
Differences in Profit or Loss-Neutral Adjustments	3,716,000	37,000	812,000
Non-Recognition of Deferred Tax Assets on Temporary Differences	(349,000)	3,256,000	(3,766,000)
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(14,497,000)	(22,007,000)	(13,354,000)
Tax Rate Differences to Local Tax Rates	(268,000)	(71,000)	(46,000)
Prior Year Taxes	1,000	(171,000)	0
Other Effects	59,000	(6,000)	(4,000)
Actual Income Tax	€ 4,304,674	€ (1,036,365)	€ (518,625)